DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Derivative [Line Items]
(Gain) loss on derivatives	$ (3,000,000.0)	$ 1,700,000	$ 0
Net unrealized loss on derivative instruments	(476,000)	(1,258,000)
Unrealized gain (loss) on derivatives	(2,600,000)
Gain (loss) reclassified	(3,400,000)
Net gain (loss) in derivatives (Note 12)	782,000	(1,094,000)	$ 397,000
Foreign currency forward exchange contracts | Designated as Hedging Instrument
Derivative [Line Items]
Notional value	$ 125,700,000
Maturity term or less	6 months
Foreign currency forward exchange contracts | Not Designated as Hedging Instrument
Derivative [Line Items]
Notional value	$ 44,800,000	$ 17,500,000
Maturity term or less	2 months